Net gain (loss) on financial instruments designated at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2023
Net gain (loss) on financial instruments designated at fair value through profit or loss [Abstract]
Summary of Net gain (loss) on financial instruments designated at fair value through profit or loss
Net gain (loss) on financial instruments designated at fair value through profit or loss for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021		2022	2023
Financial liabilities designated at fair value through profit or loss:
Debt securities issued:
Gain on valuation	~~W~~	—	2,673	2,495
Compound financial instruments:
Gain on valuation		423,914	804,068	51,750
Loss on sale and redemption		(512,215)	(229,799)	(492,025)

	~~W~~	(88,301)	574,269	(440,275)

		(88,301)	576,942	(437,780)